Investment in associated companies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investment in associated companies
Note 15 – Investment in associated companies
As at September 30, 2022 (Successor) and December 31, 2021 (Predecessor), the carrying values of our investments in associated companies were as follows.

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Paratus Energy Services	31	—
Sonadrill	46	27
Gulfdrill	2	—

Total investment in associated companies	79	27

Part-disposal of Paratus Energy Services
As set out in Note 3 – “Chapter 11”, as part of the Group’
s
wider restructuring process, we sold 65% of our equity interest in Paratus Energy Services (formerly Seadrill New Finance Limited) (“PES”) in January 2022. As a result, the carrying value of the net assets were deconsolidated on the Consolidated Balance Sheet and replaced with the fair value of the retained 35% equity method investment in PES, calculated at $56 million.
On emergence from Chapter 11 proceedings and application of Fresh Start accounting a fair value adjustment was made for the investment, reducing the book value of the investment in PES to $39 million. For further information, refer to Note 4 – “Fresh Start accounting”. Seadrill’s share of post-emergence PES losses amounted to $8 million, further reducing the carrying value to $31 million as at September 30, 2022.
On September 30, 2022, Seadrill entered into share purchase agreements with certain other existing shareholders of PES to dispose of the remaining 35% shareholding. The deal is subject to closing conditions, including relevant antitrust approvals, and is expected to complete in the fourth quarter of 2022 or early 2023.
Sonadrill
Seadrill’s investment in the Sonadrill joint venture included $25 million of initial equity capital plus certain other contingent commitments. One of these commitments was to charter up to two drillships to the joint venture at a nominal charter rate. This commitment was contingent on Sonadrill obtaining drilling contracts for the units. On July 1, 2022, Seadrill novated two drilling contracts for the
West Gemini
in Angola to the Sonadrill joint venture and leased the
West Gemini
to Sonadrill for the duration of the contracts for a nominal charter rate.

This lease is considered to form part of Seadrill’s investment in the joint venture. Accordingly, we recorded a $21 million liability equal to the fair value of the lease at the commencement of the
West
G
emini
lease to Sonadrill on July 1, 2022. The offsetting entry was recorded as a basis difference against the investment in Sonadrill.

Note 17 – Investment in associated companies
We have the following investments in associated companies:

Ownership percentage	Joint venture partner	December 31, 2021	December 31, 2020
Gulfdrill (i)	Gulf Drilling International	50.0%	50.0%
Sonadrill (ii)	Sonangol E.P.	50.0%	50.0%
We own 50% equity interests in the above entities. The remaining 50% equity interest is owned by the above joint venture partners. We account for our 50% investments in the joint ventures under the equity method. For transactions with related parties refer to
Note 27 – “Related party transactions”.
i. Gulfdrill
Gulfdrill is a joint venture that manages and operates five premium jackups in Qatar with Qatargas. We have a 50% ownership stake in Gulfdrill. The remaining 50% interest is owned by Gulf Drilling International
(“GDI”)
. We lease three of our jackup rigs to the joint venture, with an additional two units being leased from a third party shipyard.
ii. Sonadrill
Sonadrill is a joint venture that will operate four drillships focusing on opportunities in Angolan waters. We have a 50% ownership stake in Sonadrill. The remaining 50% interest is owned by Sonangol EP
(“Sonangol”)
. Both Seadrill and Sonangol agreed to bareboat two units each into the joint venture with Seadrill due to manage the two Sonangol owned drillships. On October 1, 2019, the first bareboat and management agreements for the Sonangol drilling unit,
Libongos
, became effective. The rig commenced its first drilling contract on October 10, 2019. The
Libongos,
is
currently operating in Angola, while the
Quenguela
is contracted to start with Total in early 2022. The two committed Seadrill rigs will be leased to the joint venture when required; to date no further contracts have been secured for these rigs.
Share in results from associated companies
Our share in results of our associated companies (net of tax) were as follows:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)
Seadrill Partners	—	—	(21)
Sonadrill	5	(2)	(1)
Gulfdrill	(2)	2	—

Total share in results from associated companies (net of tax)	3	—	(22)

Summary of Consolidated Statements of Operations for our equity method investees
The results of the Sonadrill companies and our share in those results (net of tax)
were as follows:

Sonadrill
(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating revenues	94	56	22
Net operating income/(loss)	18	(2)	(1)
Net income/(loss)	11	(5)	(2)
Seadrill ownership percentage	50%	50%	50%

Share of results from Sonadrill (net of tax)	5	(2)	(1)

The results of the Gulfdrill companies and our share in those results (net of tax) were as follows:

Gulfdrill
(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Operating revenues	142	44	—
Net operating income/(loss)	(4)	6	—
Net income/(loss)	(4)	4	—
Seadrill ownership percentage	50%	50%	50%

Share of results from Gulfdrill (net of tax)	(2)	2	—

Book value of our investments in associated companies
At the year end, the book values of our investments in our associated companies were as follows:

(In $ millions)	December 31, 2021	December 31, 2020
Sonadrill	27	22
Gulfdrill	—	2

Total	27	24

Quoted market prices for all of our investments are not available.
Summarized Consolidated Balance sheets for our equity method investees
The summarized balance sheets of the Sonadrill companies and our share of recorded equity in those companies was as follows:

Sonadrill
(In $ millions)	December 31, 2021	December 31, 2020

Current assets	72	54
Current liabilities	(18)	(11)

Net Assets	54	43
Seadrill ownership percentage	50%	50%

Book value of Seadrill investment	27	22

The summarized balance sheets of the Gulfdrill companies and our share of recorded equity in those companies was as follows:

Gulfdrill
(In $ millions)	December 31, 2021	December 31, 2020

Current assets	120	67
Non-current assets	173	102
Current liabilities	(182)	(135)
Non-current liabilities	(113)	(31)

Net (liabilities)/assets	(2)	3
Seadrill ownership percentage	50%	50%

Book value of Seadrill investment	—	2